RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Restricted Cash [Abstract]
Summary of Brookfield Renewables restricted cash
Brookfield Renewable’s restricted cash as at December 31 is as follows:

(MILLIONS)	Note	2022	2021
Operations		$93	$106
Credit obligations		56	64
Capital expenditures and development projects		42	6
Total(1)		191	176
Less: non-current	25	(52)	(23)
Current		$139	$153
(1)See Note 1(t) - Recently adopted accounting standards for additional details.